COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
COMMON STOCK—REAL ESTATE	99.2%
APARTMENT	7.2%
Apartment Income REIT Corp.		1,962,074	$63,708,543
Camden Property Trust		1,039,434	102,280,306
Essex Property Trust, Inc.		734,537	179,822,003
UDR, Inc.		3,489,372	130,537,406

			476,348,258

DATA CENTERS	11.8%
Digital Realty Trust, Inc.		3,292,027	474,183,569
Equinix, Inc.		367,861	303,606,719

			777,790,288

DIVERSIFIED	0.9%
WP Carey, Inc.		1,034,349	58,378,657

FREE STANDING	5.5%
Realty Income Corp.		6,654,138	359,988,866

GAMING	3.0%
VICI Properties, Inc., Class A		6,672,476	198,773,060

HEALTH CARE	10.4%
Healthcare Realty Trust, Inc., Class A		8,350,457	118,158,967
Healthpeak Properties, Inc.		1,636,396	30,682,425
Welltower, Inc.		5,728,828	535,301,688

			684,143,080

HOTEL	2.8%
Boyd Gaming Corp.		1,205,026	81,122,350
Caesars Entertainment, Inc.(a)		1,189,116	52,011,934
Host Hotels & Resorts, Inc.		2,390,771	49,441,144

			182,575,428

INDUSTRIALS	10.4%
Americold Realty Trust, Inc.		4,270,303	106,415,951
BG LLH, LLC (Lineage Logistics)(b)		409,584	41,752,969
Prologis, Inc.		4,085,328	531,991,412

			680,160,332

MANUFACTURED HOME	3.2%
Sun Communities, Inc.		1,661,084	213,582,181

OFFICE	1.6%
Highwoods Properties, Inc.		4,076,028	106,710,413

REGIONAL MALL	7.4%
Simon Property Group, Inc.		3,095,663	484,440,303

SELF STORAGE	5.0%
Extra Space Storage, Inc.		1,420,193	208,768,371
Public Storage		407,612	118,231,937

			327,000,308

SHOPPING CENTER	1.4%
Kimco Realty Corp.		4,791,618	93,963,629

SINGLE FAMILY HOMES	6.3%
American Homes 4 Rent, Class A		2,797,004	102,873,807
Invitation Homes, Inc.		8,726,895	310,764,731

			413,638,538

		Shares	Value
SPECIALTY	4.7%
Iron Mountain, Inc.		3,880,599	$311,262,846

TELECOMMUNICATIONS	15.2%
American Tower Corp.		3,222,035	636,641,895
Crown Castle, Inc.		2,998,013	317,279,716
SBA Communications Corp., Class A		195,687	42,405,373

			996,326,984

TIMBERLAND	2.4%
Weyerhaeuser Co.		4,336,554	155,725,654

TOTAL COMMON STOCK (Identified cost—$5,722,955,951)			6,520,808,825

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(c)		41,704,038	41,704,038
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)		8,610,769	8,610,769

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$50,314,807)			50,314,807

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,773,270,758)	100.0%		6,571,123,632
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(555,575)

NET ASSETS (Equivalent to $45.87 per share based on 143,233,360 shares of common stock outstanding)	100.0%		$6,570,568,057

Glossary of Portfolio Abbreviations

REIT Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Non–income producing security.
(b)

Restricted security. Aggregate holdings equal 0.6% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $27,049,198. Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock—Real Estate:
Industrials	$638,407,363	$—	$41,752,969	(a)	$680,160,332
Other Industries	5,840,648,493	—	—		5,840,648,493
Short-Term Investments	—	50,314,807	—		50,314,807

Total Investments in Securities(b)	$6,479,055,856	$50,314,807	$41,752,969		$6,571,123,632

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2023	Change in unrealized appreciation (depreciation)	Balance as of March 28, 2024
Common Stock— Real Estate— Industrials	$44,534,043	$(2,781,074)	$41,752,969

The change in unrealized appreciation (depreciation) attributable to securities owned on March 28, 2024 which were valued using significant unobservable inputs (Level 3) amounted to $(2,781,074).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 28, 2024	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Real Estate— Industrials	$41,752,969	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple	20.0x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.